Income Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Income Per Share
27.	INCOME PER SHARE

Basic and diluted income per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Numerator:
Net income from continuing operations	128,978	81,753	94,942	15,302
Net income from discontinued operations	1,853	4,140	29,767	4,798

Net income attributable to ordinary shareholders used in calculating income per ordinary share—basic and diluted	130,831	85,893	124,709	20,100

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	138,211,177	135,077,172	134,836,300	134,836,300
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	138,211,177	135,077,172	135,180,642	135,180,642

Income per share – basic
Net income from continuing operations	0.94	0.61	0.70	0.11
Net income from discontinued operations	0.01	0.03	0.22	0.04

	0.95	0.64	0.92	0.15

Income per share – diluted
Net income from continuing operations	0.94	0.61	0.70	0.11
Net income from discontinued operations	0.01	0.03	0.22	0.04

	0.95	0.64	0.92	0.15

The effects of share options have been excluded from the computation of diluted income per share for the years ended December 31, 2012, 2013 and 2014 as their effects would be anti-dilutive.

For the year ended December 31, 2014, the effects of IFC loan have been excluded from the computation of diluted income per share as its effect would be anti-dilutive.